Cover	Jan. 21, 2025
Document Information Line Items
Entity Registrant Name	Dermata Therapeutics, Inc.
Entity Central Index Key	0001853816
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jan. 21, 2025
Entity Ex Transition Period	true
Entity File Number	001-40739
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-3218736
Entity Address Address Line 1	3525 Del Mar Heights Rd
Entity Address Address Line 2	#322
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92130
City Area Code	858
Local Phone Number	800-2543
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Common Stock Par Value [Member]
Document Information Line Items
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	DRMA
Security Exchange Name	NASDAQ
Warrants Exercisable [Member]
Document Information Line Items
Security 12b Title	Warrants, exercisable for one share of Common Stock
Trading Symbol	DRMAW
Security Exchange Name	NASDAQ